Ford Credit Auto Owner Trust 2021-A
Monthly Investor Report

Collection Period	May 2022
Payment Date	6/15/2022
Transaction Month	16
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-225949 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,415,499,059.21	43,920	59.5 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities:
Class A-1 Notes	$204,970,000.00	0.11941%	March 15, 2022
Class A-2 Notes	$455,060,000.00	0.17%	October 15, 2023
Class A-3 Notes	$455,060,000.00	0.30%	August 15, 2025
Class A-4 Notes	$135,000,000.00	0.49%	September 15, 2026
Class B Notes	$39,470,000.00	0.70%	October 15, 2026
Class C Notes	$26,320,000.00	0.83%	August 15, 2028

Total	$1,315,880,000.00

II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,614,333.84

Principal:
Principal Collections	$20,175,221.70
Prepayments in Full	$11,214,690.27
Liquidation Proceeds	$304,340.36
Recoveries	$1,863.90
Sub Total	$31,696,116.23
Collections	$33,310,450.07

Purchase Amounts:
Purchase Amounts Related to Principal	$82,143.67
Purchase Amounts Related to Interest	$202.59
Sub Total	$82,346.26

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$33,392,796.33

Ford Credit Auto Owner Trust 2021-A
Monthly Investor Report

Collection Period	May 2022
Payment Date	6/15/2022
Transaction Month	16
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$33,392,796.33
Servicing Fee	$688,581.42	$688,581.42	$0.00	$0.00	$32,704,214.91
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$32,704,214.91
Interest - Class A-2 Notes	$10,952.35	$10,952.35	$0.00	$0.00	$32,693,262.56
Interest - Class A-3 Notes	$113,765.00	$113,765.00	$0.00	$0.00	$32,579,497.56
Interest - Class A-4 Notes	$55,125.00	$55,125.00	$0.00	$0.00	$32,524,372.56
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$32,524,372.56
Interest - Class B Notes	$23,024.17	$23,024.17	$0.00	$0.00	$32,501,348.39
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$32,501,348.39
Interest - Class C Notes	$18,204.67	$18,204.67	$0.00	$0.00	$32,483,143.72
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$32,483,143.72
Regular Principal Payment	$29,068,300.56	$29,068,300.56	$0.00	$0.00	$3,414,843.16
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$3,414,843.16
Residual Released to Depositor	$0.00	$3,414,843.16	$0.00	$0.00	$0.00

Total		$33,392,796.33

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$29,068,300.56
Total					$29,068,300.56
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$29,068,300.56	$63.88	$10,952.35	$0.02	$29,079,252.91	$63.90
Class A-3 Notes	$0.00	$0.00	$113,765.00	$0.25	$113,765.00	$0.25
Class A-4 Notes	$0.00	$0.00	$55,125.00	$0.41	$55,125.00	$0.41
Class B Notes	$0.00	$0.00	$23,024.17	$0.58	$23,024.17	$0.58
Class C Notes	$0.00	$0.00	$18,204.67	$0.69	$18,204.67	$0.69
Total	$29,068,300.56	$22.09	$221,071.19	$0.17	$29,289,371.75	$22.26

Ford Credit Auto Owner Trust 2021-A
Monthly Investor Report

Collection Period	May 2022
Payment Date	6/15/2022
Transaction Month	16

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$77,310,738.58	0.1698913	$48,242,438.02	0.1060134
Class A-3 Notes	$455,060,000.00	1.0000000	$455,060,000.00	1.0000000
Class A-4 Notes	$135,000,000.00	1.0000000	$135,000,000.00	1.0000000
Class B Notes	$39,470,000.00	1.0000000	$39,470,000.00	1.0000000
Class C Notes	$26,320,000.00	1.0000000	$26,320,000.00	1.0000000
Total	$733,160,738.58	0.5571638	$704,092,438.02	0.5350734

Pool Information
Weighted Average APR	2.352%	2.349%
Weighted Average Remaining Term	46.90	46.05
Number of Receivables Outstanding	31,157	30,499
Pool Balance	$826,297,703.02	$794,389,829.17
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$768,583,150.56	$739,036,231.89
Pool Factor	0.5837501	0.5612083

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$3,289,706.63
Yield Supplement Overcollateralization Amount	$55,353,597.28
Targeted Overcollateralization Amount	$90,297,391.15
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$90,297,391.15

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$3,289,706.63
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$3,289,706.63
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$3,289,706.63

Ford Credit Auto Owner Trust 2021-A
Monthly Investor Report

Collection Period	May 2022
Payment Date	6/15/2022
Transaction Month	16
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		38	$131,477.85
(Recoveries)		7	$1,863.90
Net Loss for Current Collection Period			$129,613.95
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.1882%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.0348%
Second Prior Collection Period			0.1079%
Prior Collection Period			0.1809%
Current Collection Period			0.1919%
Four Month Average (Current and Prior Three Collection Periods)			0.1289%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		817	$1,233,265.81
(Cumulative Recoveries)			$157,438.49
Cumulative Net Loss for All Collection Periods			$1,075,827.32
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.0760%

Average Realized Loss for Receivables that have experienced a Realized Loss			$1,509.51
Average Net Loss for Receivables that have experienced a Realized Loss			$1,316.80

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.85%	229	$6,728,702.62
61-90 Days Delinquent	0.15%	38	$1,196,236.43
91-120 Days Delinquent	0.02%	5	$156,305.05
Over 120 Days Delinquent	0.00%	1	$1,724.46
Total Delinquent Receivables	1.02%	273	$8,082,968.56

Repossession Inventory:
Repossessed in the Current Collection Period		11	$459,342.19
Total Repossessed Inventory		25	$946,829.49

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.0786%
Prior Collection Period			0.0995%
Current Collection Period			0.1443%
Three Month Average			0.1074%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.70%
13-24	1.30%
25-36	2.30%
37+	3.60%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.1705%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2021-A
Monthly Investor Report

Collection Period	May 2022
Payment Date	6/15/2022
Transaction Month	16

Receivables Granted Payment Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	75	$2,516,048.23
2 Months Extended	121	$3,759,279.88
3+ Months Extended	17	$573,464.78

Total Receivables Extended	213	$6,848,792.89

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC

CIK#: 0000038009
Date: February 4, 2022

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer